Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Expected Credit Losses [Line Items]
Opening balance	$ 779	$ 820
Provision of allowance for expected credit losses	77	5
Foreign exchange adjustment	16	(19)
Ending balance	$ 872	$ 806